SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents
Cash and cash equivalents	$ 83,922	$ 77,050	$ 77,824	$ 107,773
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	36.40%	17.00%
Cash and cash equivalents	$ 30,600	$ 12,900
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	16.10%	26.00%
Cash and cash equivalents	$ 13,500	$ 19,800